Inventories - Schedule of Changes of Provision for Inventory (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Changes of Provision for Inventory [Abstract]
Beginning balance	$ 1,445,947	$ 1,099,914
Additional provision	253,145	346,033	$ 21,962
Ending balance	$ 1,699,092	$ 1,445,947	$ 1,099,914